Note 42 - Impact on DBs Transformation (Detail:Text Values)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Software Impairments [Abstract]
Impairment from reassessment	€ 131,000,000	€ 36,000,000
Additional amortization included in General and administrative expenses	451,000,000	178,000,000
Additional impairment in relation to a settlement of a contract	350,000,000
Real estate impairment [Abstract]
Total impairment	269,000,000	201,000,000
Deferred tax asset valuation adjustments primarily relate to the US and UK	0	37,000,000
Restructuring and severance charges [Abstract]
Restructuring expenses	€ 261,000,000	€ 485,000,000
Employee impact in FTE	1,362,000,000	1,447,000,000
Severance expenses	€ 209,000,000	€ 203,000,000
Other transformation related expenses
Other Transformation related expenses	€ 152,000,000	€ 75,000,000